Geographic Information	6 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Geographic Information
Geographic Information
Revenue
Revenues by geography are based on legal jurisdiction. Refer to Note 2 - Significant Accounting Policies for a disaggregation of revenue by geographic region.
Property and equipment, net
The following tables present property and equipment by geographic region for the periods presented (in thousands):

	March 31,
	2018	2019
North America	$13,311	$10,036
Europe, Middle East and Africa	4,755	7,347
Asia Pacific	312	376
Latin America	100	166
Total property and equipment, net	$18,478	$17,925

Geographic Information
Revenue
Revenues by geography are based on legal jurisdiction. Refer to Note 3, “Revenue Recognition” for a disaggregation of revenue by geographic region.
Property and equipment, net
The following tables present property and equipment by geographic region for the periods presented (in thousands):

	March 31, 2019	September 30, 2019
North America	$10,036	$8,861
Europe, Middle East and Africa	7,347	14,112
Asia Pacific	376	1,564
Latin America	166	127
Total property and equipment, net	$17,925	$24,664